Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,299,315	7,233,604
Ordinary shares, outstanding	7,284,344	7,218,633
Ordinary shares, treasury shares	14,971	14,971